                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries. Institutional

Institutional Investment Manager Filing this Report:

Name:    Asia Pacific Associates III, Ltd.*
Address: c/o W.S. Walker & Company
         P.O. Box 265, GT
         Walker House
         Grand Cayman, Cayman Islands

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ta-Lin Hsu
Title: Director
Phone: (650) 838-8088

Signature, Place, and Date of Signing:


/s/ Ta-Lin Hsu                         Palo Alto, California   February 14, 2010
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

* The report on Form 13F for the period ended December 31, 2010 is being filed by Asia Pacific Associates III, Ltd., the general partner of Asia Pacific Growth Fund III, L.P.

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            1
Form 13F Information Table Value Total:      329,685
                                          (thousands)

List of Other Managers Reporting for this Manager:

None.

                           FORM 13F INFORMATION TABLE

                                                  COLUMN 5                                     COLUMN 8
COLUMN 1  COLUMN 2              COLUMN 4    -------------------   COLUMN 6   COLUMN 7      VOTING AUTHORITY
 NAME OF  TITLE OF   COLUMN 3    VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
 ISSUER     CLASS     CUSIP    (x$1,000)    PRN AMT   PRN  CALL  DISCRETION   MANAGER     SOLE     SHARED  NONE
--------  --------  ---------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
FABRINET  COMMON    G3323L100    329,685  15,334,195  SH         DEFINED               15,297,694